CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Series A Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series C Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance at Dec. 31, 2017	$ (60,420)					$ 2		$ (60,422)
Temporary equity, Beginning balance shares at Dec. 31, 2017		33,200,000	20,395,830	20,204,079
Temporary equity, Beginning balance at Dec. 31, 2017		$ 41,738	$ 70,735	$ 77,263
Beginning balance, shares at Dec. 31, 2017					2,576,851
Issuance of Series B redeemable convertible preferred stock in conjunction with sponsored research agreement, shares			83,332
Issuance of Series B redeemable convertible preferred stock in conjunction with sponsored research agreement			$ 292
Issuance of common stock in connection with license agreement	1,571					1,571
Issuance of common stock in connection with license agreement, shares					118,212
Exercise of options to purchase common stock	43					43
Exercise of options to purchase common stock, shares					12,988
Accretion of redeemable convertible preferred stock to redemption value	(10,995)		$ 4,873	$ 6,122		(6,975)		(4,020)
Vesting of restricted common stock					213,217
Stock-based compensation expense	5,361					5,361
Unrealized gain on investments	(9)						$ (9)
Other comprehensive income, net	(9)
Net loss	(44,542)							(44,542)
Ending balance at Dec. 31, 2018	$ (108,991)					2	(9)	(108,984)
Temporary equity, Ending balance, shares at Dec. 31, 2018	73,883,241	33,200,000	20,479,162	20,204,079
Temporary equity, Ending balance at Dec. 31, 2018	$ 201,023	$ 41,738	$ 75,900	$ 83,385
Ending balance, shares at Dec. 31, 2018					2,921,268
Issuance of Series B redeemable convertible preferred stock in conjunction with sponsored research agreement, shares			41,666
Issuance of Series B redeemable convertible preferred stock in conjunction with sponsored research agreement			$ 253
Temporary equity, Accretion of redeemable convertible preferred stock to redemption value		$ 1,761	$ 3,644	$ 4,579
Exercise of options to purchase common stock	254					254
Exercise of options to purchase common stock, shares					74,649
Accretion of redeemable convertible preferred stock to redemption value	(9,984)					(5,120)		(4,864)
Stock-based compensation expense	4,883					4,883
Other comprehensive income, net	72						72
Net loss	(56,322)							(56,322)
Ending balance at Sep. 30, 2019	(170,088)					2	63	(170,153)
Ending balance (ASU 2018-07) at Sep. 30, 2019						(17)		17
Temporary equity, Ending balance, shares at Sep. 30, 2019		33,200,000	20,520,828	20,204,079
Temporary equity, Ending balance at Sep. 30, 2019		$ 43,499	$ 79,797	$ 87,964
Ending balance, shares at Sep. 30, 2019					2,995,917
Beginning balance at Dec. 31, 2018	$ (108,991)					2	(9)	(108,984)
Temporary equity, Beginning balance shares at Dec. 31, 2018	73,883,241	33,200,000	20,479,162	20,204,079
Temporary equity, Beginning balance at Dec. 31, 2018	$ 201,023	$ 41,738	$ 75,900	$ 83,385
Beginning balance, shares at Dec. 31, 2018					2,921,268
Issuance of Series B redeemable convertible preferred stock in conjunction with sponsored research agreement, shares			41,666
Issuance of Series B redeemable convertible preferred stock in conjunction with sponsored research agreement			$ 323
Exercise of options to purchase common stock	$ 259					259
Exercise of options to purchase common stock, shares	75,772				75,772
Accretion of redeemable convertible preferred stock to redemption value	$ (13,438)	$ 2,431	$ 4,885	$ 6,122		(7,487)		(5,951)
Stock-based compensation expense	7,245					7,245
Unrealized gain on investments	52						52
Other comprehensive income, net	52
Net loss	(77,960)							(77,960)
Ending balance at Dec. 31, 2019	$ (192,833)					2	43	(192,878)
Ending balance (ASU 2018-07) at Dec. 31, 2019						(17)		17
Temporary equity, Ending balance, shares at Dec. 31, 2019	73,924,907	33,200,000	20,520,828	20,204,079
Temporary equity, Ending balance at Dec. 31, 2019	$ 214,784	$ 44,169	$ 81,108	$ 89,507
Ending balance, shares at Dec. 31, 2019					2,997,040
Beginning balance at Jul. 01, 2019	(148,314)					2	71	(148,387)
Temporary equity, Beginning balance shares at Jul. 01, 2019		33,200,000	20,520,828	20,204,079
Temporary equity, Beginning balance at Jul. 01, 2019		$ 42,830	$ 78,487	$ 86,421
Beginning balance, shares at Jul. 01, 2019					2,995,917
Issuance of Series B redeemable convertible preferred stock in conjunction with sponsored research agreement			70
Temporary equity, Accretion of redeemable convertible preferred stock to redemption value		$ 669	$ 1,240	$ 1,543
Accretion of redeemable convertible preferred stock to redemption value	(3,452)					(2,349)		(1,103)
Stock-based compensation expense	2,349					2,349
Other comprehensive income, net	(8)						(8)
Net loss	(20,663)							(20,663)
Ending balance at Sep. 30, 2019	(170,088)					2	63	(170,153)
Ending balance (ASU 2018-07) at Sep. 30, 2019						(17)		17
Temporary equity, Ending balance, shares at Sep. 30, 2019		33,200,000	20,520,828	20,204,079
Temporary equity, Ending balance at Sep. 30, 2019		$ 43,499	$ 79,797	$ 87,964
Ending balance, shares at Sep. 30, 2019					2,995,917
Beginning balance at Dec. 31, 2019	$ (192,833)					2	43	(192,878)
Beginning balance (ASU 2018-07) at Dec. 31, 2019						(17)		17
Temporary equity, Beginning balance shares at Dec. 31, 2019	73,924,907	33,200,000	20,520,828	20,204,079
Temporary equity, Beginning balance at Dec. 31, 2019	$ 214,784	$ 44,169	$ 81,108	$ 89,507
Beginning balance, shares at Dec. 31, 2019					2,997,040
Issuance of Series B redeemable convertible preferred stock in conjunction with sponsored research agreement, shares			62,500
Issuance of common stock in connection with license agreement	2,660					2,660
Temporary equity, Accretion of redeemable convertible preferred stock to redemption value		$ 1,993	$ 3,661	$ 4,595
Issuance of common stock in connection with license agreement, shares					177,318
Exercise of options to purchase common stock	$ 142					142
Exercise of options to purchase common stock, shares	20,998				20,997
Accretion of redeemable convertible preferred stock to redemption value	$ (10,249)					(6,702)		(3,547)
Stock-based compensation expense	4,961					4,961
Other comprehensive income, net	(43)						$ (43)
Net loss	(73,708)							(73,708)
Ending balance at Sep. 30, 2020	$ (269,070)					1,063		(270,133)
Temporary equity, Ending balance, shares at Sep. 30, 2020	73,987,407	33,200,000	20,583,328	20,204,079
Temporary equity, Ending balance at Sep. 30, 2020	$ 225,033	$ 46,162	$ 84,769	$ 94,102
Ending balance, shares at Sep. 30, 2020					3,195,355
Beginning balance at Jun. 30, 2020	(234,838)					2		(234,840)
Temporary equity, Beginning balance shares at Jun. 30, 2020		33,200,000	20,583,328	20,204,079
Temporary equity, Beginning balance at Jun. 30, 2020		$ 45,493	$ 83,524	$ 92,559
Beginning balance, shares at Jun. 30, 2020					3,010,852
Issuance of common stock in connection with license agreement	2,660					2,660
Temporary equity, Accretion of redeemable convertible preferred stock to redemption value		$ 669	$ 1,245	$ 1,543
Issuance of common stock in connection with license agreement, shares					177,318
Exercise of options to purchase common stock	38					38
Exercise of options to purchase common stock, shares					7,185
Accretion of redeemable convertible preferred stock to redemption value	(3,457)					(3,457)
Stock-based compensation expense	1,820					1,820
Net loss	(35,293)							(35,293)
Ending balance at Sep. 30, 2020	$ (269,070)					$ 1,063		$ (270,133)
Temporary equity, Ending balance, shares at Sep. 30, 2020	73,987,407	33,200,000	20,583,328	20,204,079
Temporary equity, Ending balance at Sep. 30, 2020	$ 225,033	$ 46,162	$ 84,769	$ 94,102
Ending balance, shares at Sep. 30, 2020					3,195,355